Offerings	Jun. 01, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class C Capital Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. Includes Depositary Shares evidenced by depositary receipts issuable pursuant to a deposit agreement if the registrant elects to offer fractional interests in Class A Common Stock, Class C Capital Stock or shares of the Preferred Stock registered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. Representing rights or obligations to purchase debt securities, Preferred Stock, Class A Common Stock, Class C Capital Stock or other securities, property or assets.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. Each unit may consist of one or more shares of Preferred Stock, Class A Common Stock, Class C Capital Stock, depositary shares and warrants or any combination of such securities.